SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares
Common stock issued | shares	4,444,445
Share Price | (per share)	$ 2.70		$ 4.20		$ 0.42
Proceeds from issue of ordinary shares | $	$ 12,000	$ 24,087		$ 6,937
Warrant exercise price | $ / shares	$ 3.36